1
Gabelli International Growth Fund, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 100.0%
CONSUMER DISCRETIONARY  — 24.1%
1,320 Christian Dior SE ...................................... $ 1,105,800
6,313 Cie Financiere Richemont SA, Cl. A ........... 962,507
4,000 CTS Eventim AG & Co. KGaA .................... 355,805
15,000 Entain plc ................................................. 150,966
1,200 Fast Retailing Co. Ltd. ............................... 370,273
510 Hermes International SCA ......................... 1,301,805
1,300 Shimano Inc. ............................................ 194,124
3,600 Sony Group Corp. ..................................... 307,491
4,748,771
HEALTH CARE  — 18.6%
1,400 Alcon Inc. ................................................ 116,024
4,500 AstraZeneca plc ........................................ 606,476
1,500 EssilorLuxottica SA .................................. 339,352
1,800 Gerresheimer AG ...................................... 202,737
1,900 Hoya Corp. ............................................... 236,402
3,900 Novartis AG .............................................. 377,827
10,200 Novo Nordisk A/S, Cl. B ............................ 1,300,182
1,150 Roche Holding AG .................................... 292,903
10,200 Sysmex Corp. ........................................... 181,084
3,652,987
CONSUMER STAPLES  — 16.2%
3,170 Danone SA ............................................... 204,821
12,000 Diageo plc ................................................ 443,090
3,500 Heineken NV ............................................ 337,346
9,000 Kobe Bussan Co. Ltd. ............................... 220,452
1,600 L'Oreal SA ................................................ 757,180
5,850 Nestlé SA ................................................. 621,098
2,500 Pernod Ricard SA ..................................... 404,434
4,000 Unilever plc .............................................. 200,752
3,189,173
MATERIALS  — 11.3%
7,000 Agnico Eagle Mines Ltd. ........................... 417,550
1,639 Air Liquide SA .......................................... 340,987
24,512 Barrick Gold Corp. .................................... 407,880
5,000 CRH plc ................................................... 431,300
6,025 Rio Tinto plc ............................................. 381,515
5,000 Wheaton Precious Metals Corp. ................ 235,650
2,214,882
INDUSTRIALS  — 11.0%
1,300 DSV A/S ................................................... 210,968
12,000 Epiroc AB, Cl. B ........................................ 203,251
8,000 FANUC Corp. ............................................ 223,015
11,000 Komatsu Ltd. ........................................... 324,303
8,000 RELX plc .................................................. 345,728
1,250 Siemens AG ............................................. 238,642
1,100 SMC Corp. ............................................... 617,215
2,163,122
Shares
Market
Value
INFORMATION TECHNOLOGY  — 9.9%
415 ASML Holding NV .................................... $ 399,458
2,080 Keyence Corp. .......................................... 963,055
17,700 Murata Manufacturing Co. Ltd. ................. 331,422
6,000 STMicroelectronics NV ............................. 258,406
1,952,341
FINANCIALS  — 6.7%
1,000 Deutsche Boerse AG ................................. 204,604
26,000 Investor AB, Cl. B ..................................... 652,550
579 S&P Global Inc. ........................................ 246,336
7,000 UBS Group AG ......................................... 215,313
1,318,803
COMMUNICATION SERVICES  — 1.2%
8,000 Universal Music Group NV ........................ 240,627
COMPUTER SOFTWARE AND SERVICES  — 1.0%
1,000 SAP SE .................................................... 194,689
TOTAL COMMON STOCKS .................. 19,675,395
TOTAL INVESTMENTS — 100.0%
(Cost $9,554,707) ................................. $ 19,675,395
Geographic Diversification
% of
Market
Value
Market
Value
EUROPE ............................ 73.2% $ 14,399,144
JAPAN .............................. 20.2 3,968,836
NORTH AMERICA ................... 6.6 1,307,415
100.0% $ 19,675,395